Loans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	$ 4,034	$ 3,125
Unpaid principal balance	2,853	3,125
Related allowance	2,415	954
Average principal loan balance	3,464	9
Interest income recognized	6	0
Private Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,125	3,125
Unpaid principal balance	2,813	3,125
Related allowance	2,284	954
Average principal loan balance	3,125	9
Interest income recognized	0	0
Private Middle Market Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	909
Unpaid principal balance	40
Related allowance	131
Average principal loan balance	339
Interest income recognized	$ 6